Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 4,278	$ 2,978
Short-term deposits	4,625	5,001
Prepaid expenses, and other current assets	986	1,170
Short-term investment	19	8
Total current assets	9,908	9,157
NON-CURRENT ASSETS:
Operating lease right of use assets	52	84
Property, plant and equipment, net	29	42
Total non-current assets	81	126
Total assets	9,989	9,283
CURRENT LIABILITIES:
Trade payables	427	896
Current maturity of operating lease liability	27	48
Deferred revenues	622	783
Other accounts payable	944	775
Total current liabilities	2,020	2,502
NON-CURRENT LIABILITIES:
Long-term operating lease liability	13	14
Deferred revenues	1,713	2,295
Total non-current liabilities	1,726	2,309
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value - Authorized: 5,000,000,000 shares at December 31, 2023 and 2022; Issued and outstanding:1,359,837,393 and 815,746,293 shares as of December 31, 2023 and 2022
Additional paid-in capital	163,597	154,192
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(158,481)	(150,847)
Total shareholders’ equity	6,243	4,472
Total liabilities and shareholders’ equity	$ 9,989	$ 9,283